RECLAMATION PROVISION AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
RECLAMATION PROVISION AND OTHER LIABILITIES
Reclamation provision (note 6(a))	$ 150,849	$ 101,753
Long-term portion of capital lease obligations (note 13(a))	11,843	12,108
Pension benefits (note 6(b))	15,278	13,734
Other	266	140
Total	$ 178,236	$ 127,735